Advance from Customers (Details) - Schedule of advance from customer - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Advance from Customers (Details) - Schedule of advance from customer [Line Items]
Advance from customers total	$ 2,251,072	$ 2,993,656
Senior care services [Member]
Advance from Customers (Details) - Schedule of advance from customer [Line Items]
Advance from customers total	481,783	2,817,048
Housekeeping services [Member]
Advance from Customers (Details) - Schedule of advance from customer [Line Items]
Advance from customers total	$ 1,769,289	$ 176,608